Document and Entity Information	9 Months Ended
Sep. 30, 2017
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q3
Trading Symbol	ICLR
Entity Registrant Name	ICON PLC
Entity Central Index Key	0001060955
Current Fiscal Year End Date	--12-31